Convertible Debt (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about borrowings [abstract]
Schedule of Convertible Debt

Total
$
Balance on 30 June 2015	419,890
Interest	45,124
Balance on 30 June 2016	465,014
Interest	45,000
Balance on 30 June 2017	510,014
Interest	7,486
Conversion	(517,500)
Balance on 30 June 2018	-